INCOME AND SOCIAL CONTRIBUTION TAXES - Deferred income and social contribution taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred income and social contribution taxes
Non-current assets	R$ 5,576,253	R$ 1,773,959
Non-current liabilities	4,021,088	2,803,094
Total non-current assets, net	2,134,040	8,998
Total non-current liabilities, net	578,875	1,038,133
Tax loss carryforwards
Deferred income and social contribution taxes
Non-current assets	600,249	310,293
Negative tax base
Deferred income and social contribution taxes
Non-current assets	146,346	6,627
Provision for judicial liabilities
Deferred income and social contribution taxes
Non-current assets	265,571	101,667
Operating provisions and other losses
Deferred income and social contribution taxes
Non-current assets	933,818	286,616
Exchange rate variation - Taxation on a cash basis
Deferred income and social contribution taxes
Non-current assets	2,001,942	534,093
Losses on derivatives
Deferred income and social contribution taxes
Non-current assets	618,427	291,254
Fair value adjustment on business combination - Amortization
Deferred income and social contribution taxes
Non-current assets	713,656	5,327
Unrealized profit on inventories
Deferred income and social contribution taxes
Non-current assets	293,322	227,830
Lease liabilities
Deferred income and social contribution taxes
Non-current assets	2,922	6,196
Goodwill - Tax benefit on unamortized goodwill
Deferred income and social contribution taxes
Non-current liabilities	216,857	13,161
Property, plant and equipment - deemed cost adjustment
Deferred income and social contribution taxes
Non-current liabilities	1,506,220	1,552,579
Accelerated tax depreciation
Deferred income and social contribution taxes
Non-current liabilities	1,113,200	1,196,182
Borrowing cost
Deferred income and social contribution taxes
Non-current liabilities	104,549
Biologic assets
Deferred income and social contribution taxes
Non-current liabilities	53,502
Tax provision on results of subsidiaries abroad
Deferred income and social contribution taxes
Non-current liabilities	463,850
Fair value adjustment on business combination with Fibria - Deferred taxes, net
Deferred income and social contribution taxes
Non-current liabilities	502,347
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis)
Deferred income and social contribution taxes
Non-current liabilities	43,559
Other temporary differences
Deferred income and social contribution taxes
Non-current assets		4,056
Non-current liabilities	R$ 17,004	R$ 41,172